S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 17, 2025
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Thomas Lee(1)	Fundstrat Global Advisors	Research Advisory	Managing Partner and Officer
Chi Tsang(2)	M1720	Venture Capital	Managing Partner
	Kin Euphorics	Beverages	Officer
Eric Semler(3)	TCS Capital Management	Family Office	Principal
	Semler Scientific, Inc.	Medical Device and Software
	Fundstrat Global Advisors	Research Advisory	Director
	Trailblazer Acquisition Corp.	Blank Check	Officer and Director
Seth Ginns(4)	CoinFund	Investments	Managing Partner
Sam Englebardt	Galaxy	Digital Infrastructure	Partner
David Sharbutt	BitMine Immersion Technologies	Blockchain	Director
	Smartfield, Inc.	Agricultural Information	Chairman
	Food Concepts International	Restaurant Operator	Director
	Edit Holdings	Laundry	Chairman
	MicroZap, Inc.	Biotechnology	Chairman

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(1)      Such person may also be an officer or a director of portfolio companies of Fundstrat Global Advisors and its affiliates, and may be obligated to show acquisitions to such companies before we may pursue such acquisitions.

(2)      Such person may also be an officer or a director of portfolio companies of M1720 and its affiliates, and may be obligated to show acquisitions to such companies before we may pursue such acquisitions.

(3)      Such person may also be an officer or a director of portfolio companies of TCS Capital Management and Fundstrat Global Advisors and their affiliates, and may be obligated to show acquisitions to such companies before we may pursue such acquisitions.

(4)      Such person may also be an officer or a director of portfolio companies and entities of CoinFund and its affiliates, and may be obligated to show acquisitions to such companies before we may pursue such acquisitions.